Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Loans	Dec. 31, 2013 Loans
Receivables [Abstract]
Term of loan repayment	10 years
Loan grading description	Commercial, multi-family and commercial real estate loans over $25,000 are typically reviewed at least annually to determine the appropriate loan grading.
Loan grading amount	$ 25,000
Troubled debt restructurings that subsequently defaulted which were restructured	0	0